UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02349

Morgan Stanley Income Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	December 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities Inc.

Portfolio of Investments • December 31, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE

	Corporate Bonds (94.6%)
	Basic Materials (3.8%)
$550	Air Liquide Finance SA (France)(a)	2.25%		09/27/23	$524,654
845	Barrick Gold Corp. (Canada)	4.10		05/01/23	868,038
775	Eastman Chemical Co.	3.80		03/15/25	782,911
375	Eldorado Gold Corp. (Canada)(a)	6.125		12/15/20	382,500
125	Goldcorp, Inc. (Canada)	5.45		06/09/44	123,042
1,050	International Paper Co.	3.00		02/15/27	992,740
600	LyondellBasell Industries N.V.	4.625		02/26/55	559,943
495	NOVA Chemicals Corp. (Canada)(a)	5.25		08/01/23	501,806
908	Southern Copper Corp. (Mexico)	7.50		07/27/35	1,054,209
690	Vale Overseas Ltd. (Brazil)	6.875		11/21/36	683,100
					6,472,943

	Communications (15.2%)
625	21st Century Fox America, Inc.	6.15		02/15/41	741,722
670	21st Century Fox America, Inc.	6.40		12/15/35	802,749
900	Alibaba Group Holding Ltd. (China)	2.50		11/28/19	904,713
350	Amazon.com, Inc.	3.80		12/05/24	368,402
200	Amazon.com, Inc.	4.95		12/05/44	229,010
3,069	AT&T, Inc.	4.50		03/09/48	2,768,689
700	AT&T, Inc.	5.15		03/15/42	699,768
400	Baidu, Inc. (China)	2.75		06/09/19	406,078
225	CBS Corp.	4.60		01/15/45	217,387
350	CBS Corp.	4.90		08/15/44	351,658
2,350	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908		07/23/25	2,480,963
550	Charter Communications Operating LLC/Charter Communications Operating Capital	6.484		10/23/45	638,062
450	CSC Holdings LLC (a)	5.50		04/15/27	456,750
376	Ctrip.com International Ltd. (China)	1.25		10/15/18	436,160
620	Deutsche Telekom International Finance BV (Germany)	8.75		06/15/30	913,513
550	eBay, Inc.	2.50		03/09/18	554,989
410	Empresa Nacional de Telecomunicaciones SA (Chile)(a)	4.75		08/01/26	402,452
225	Netflix, Inc. (a)	4.375		11/15/26	218,531
350	Omnicom Group, Inc.	3.60		04/15/26	347,063
555	Omnicom Group, Inc.	3.625		05/01/22	570,679
131	Omnicom Group, Inc.	3.65		11/01/24	131,977
900	Ooredoo International Finance Ltd. (Qatar)(a)	3.25		02/21/23	884,250
400	Orange SA (France)	2.75		02/06/19	405,498
375	Orange SA (France)	9.00		03/01/31	565,121
525	Priceline Group, Inc. (The)	0.90		09/15/21	555,844
750	Telefonica Europe BV (Spain)	8.25		09/15/30	986,973
335	Telstra Corp., Ltd. (Australia)(a)	3.125		04/07/25	331,275
2,100	Time Warner, Inc.	3.80		02/15/27	2,092,425
100	Time Warner, Inc.	4.85		07/15/45	100,492
1,953	Verizon Communications, Inc.	4.672		03/15/55	1,841,962
2,003	Verizon Communications, Inc.	5.012		08/21/54	2,007,667
575	Viacom, Inc.	5.85		09/01/43	565,377
650	Vodafone Group PLC (United Kingdom)	4.375		02/19/43	577,247
254	Yahoo!, Inc.	0.00	(b)	12/01/18	252,254
					25,807,700

	Consumer Discretionary (0.8%)
1,413	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36		03/20/23	1,419,175

	Consumer, Cyclical (7.9%)
250	American Airlines Pass-Through Trust	3.20		06/15/28	243,438
361	American Airlines Pass-Through Trust	4.00		07/15/25	372,753
425	Aramark Services, Inc. (a)	4.75		06/01/26	421,813
622	British Airways Pass-Through Trust (United Kingdom)(a)	4.625		06/20/24	662,914
850	Delphi Automotive PLC (United Kingdom)	3.15		11/19/20	864,378
500	Dollar General Corp.	3.25		04/15/23	494,108
925	Ford Motor Co.	4.75		01/15/43	881,401
550	Ford Motor Credit Co., LLC	3.096		05/04/23	531,901
300	Ford Motor Credit Co., LLC	3.20		01/15/21	300,719
600	General Motors Co.	6.60		04/01/36	687,735
305	General Motors Financial Co., Inc.	4.30		07/13/25	303,092
259	Hanesbrands, Inc. (a)	4.875		05/15/26	254,468
500	McDonald’s Corp., MTN	2.20		05/26/20	500,532
425	McDonald’s Corp., MTN	3.70		01/30/26	433,502
225	McDonald’s Corp., MTN	4.60		05/26/45	233,248
1,325	Newell Brands, Inc.	3.85		04/01/23	1,376,289
675	Restoration Hardware Holdings, Inc. (a)	0.00	(b)	06/15/19	579,234
475	Tesla Motors, Inc.	0.25		03/01/19	442,938
425	Under Armour, Inc.	3.25		06/15/26	402,185
834	United Airlines Pass-Through Trust, Class A	4.30		08/15/25	860,572
525	Volkswagen Group of America Finance LLC (Germany)(a)	2.40		05/22/20	519,962
225	Walgreen Co.	4.40		09/15/42	218,044
400	Walgreens Boots Alliance, Inc.	3.45		06/01/26	393,422
225	Walgreens Boots Alliance, Inc.	3.80		11/18/24	229,376
745	Wesfarmers Ltd. (Australia)(a)	1.874		03/20/18	744,272
425	ZF North America Capital, Inc. (Germany)(a)	4.50		04/29/22	439,875
					13,392,171

	Consumer, Non-Cyclical (12.1%)
1,050	Abbott Laboratories	3.40		11/30/23	1,047,650
925	AbbVie, Inc.	3.20		05/14/26	881,826
300	AbbVie, Inc.	3.60		05/14/25	297,679
375	AbbVie, Inc.	4.40		11/06/42	354,106
325	AbbVie, Inc.	4.70		05/14/45	320,103
915	Actavis Funding SCS	4.75		03/15/45	901,738
924	Amgen, Inc. (a)	4.663		06/15/51	891,788
400	Anheuser-Busch InBev Finance, Inc. (Belgium)	4.90		02/01/46	434,062
425	Baxalta, Inc.	5.25		06/23/45	454,675
415	Becton Dickinson and Co.	3.734		12/15/24	425,095
675	Boston Scientific Corp.	3.85		05/15/25	677,529
270	BRF SA (Brazil)(a)	3.95		05/22/23	258,390
500	Celgene Corp.	3.875		08/15/25	508,057
325	Cencosud SA (Chile)(a)	6.625		02/12/45	314,035
925	Danone SA (France)(a)	1.691		10/30/19	914,044
780	Experian Finance PLC (United Kingdom)(a)	2.375		06/15/17	783,006
275	Express Scripts Holding Co.	4.50		02/25/26	283,622
400	Grupo Bimbo SAB de CV (Mexico)(a)	3.875		06/27/24	399,225
507	Illumina, Inc.	0.00	(b)	06/15/19	486,403
250	Kellogg Co.	3.25		04/01/26	244,525
425	Kraft Heinz Foods Co.	6.50		02/09/40	519,519
585	Kraft Heinz Foods Co.	6.875		01/26/39	737,263
425	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)	5.50		04/15/25	382,500
425	Mead Johnson Nutrition Co.	3.00		11/15/20	430,715
1,075	Molson Coors Brewing Co.	2.10		07/15/21	1,048,077
1,000	Mylan N.V. (a)	3.95		06/15/26	937,659
175	Reynolds American, Inc.	5.85		08/15/45	207,995
585	Sigma Alimentos SA de CV (Mexico)(a)	5.625		04/14/18	608,400
845	Synchrony Financial	3.00		08/15/19	856,469
475	Teva Pharmaceutical Finance Netherlands III BV (Israel)	3.15		10/01/26	438,817

525	Thermo Fisher Scientific, Inc.	2.95	09/19/26	496,763
350	Transurban Finance Co., Pty Ltd. (Australia)(a)	3.375	03/22/27	331,414
415	Transurban Finance Co., Pty Ltd. (Australia)(a)	4.125	02/02/26	423,201
300	Tyson Foods, Inc.	2.65	08/15/19	303,044
325	Tyson Foods, Inc.	4.875	08/15/34	332,148
500	Whole Foods Market, Inc.	5.20	12/03/25	530,337
990	WM Wrigley Jr. Co. (a)	2.90	10/21/19	1,007,942
				20,469,821

	Diversified (0.1%)
200	Alfa SAB de CV (Mexico)(a)	5.25	03/25/24	205,000

	Energy (9.1%)
175	Anadarko Petroleum Corp.	5.55	03/15/26	196,221
600	Anadarko Petroleum Corp.	6.20	03/15/40	689,407
325	Anadarko Petroleum Corp.	6.45	09/15/36	387,952
900	APT Pipelines Ltd. (Australia)(a)	4.20	03/23/25	898,787
215	BG Energy Capital PLC (United Kingdom)(a)	5.125	10/15/41	234,449
675	Buckeye Partners LP	4.15	07/01/23	683,961
400	Cimarex Energy Co.	5.875	05/01/22	415,826
212	DCP Midstream LLC (a)	5.35	03/15/20	221,010
625	Enable Midstream Partners LP	3.90	05/15/24	593,777
375	Endeavor Energy Resources LP/EER Finance, Inc. (a)	7.00	08/15/21	391,875
569	Energy Transfer Partners LP	6.125	12/15/45	607,480
775	Energy Transfer Partners LP	6.50	02/01/42	839,942
300	Ensco PLC	5.75	10/01/44	219,000
1,400	Enterprise Products Operating LLC	5.95	02/01/41	1,585,769
205	Hess Corp.	6.00	01/15/40	212,141
175	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.00	12/01/24	174,562
300	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.75	10/01/25	305,250
875	Kinder Morgan Energy Partners LP	5.00	03/01/43	846,753
1,025	Kinder Morgan, Inc.	3.05	12/01/19	1,040,415
200	Kinder Morgan, Inc.	5.55	06/01/45	211,117
475	Kinder Morgan, Inc. (a)	5.625	11/15/23	522,090
400	MPLX LP	4.00	02/15/25	389,467
525	Noble Energy, Inc.	5.05	11/15/44	528,496
275	Phillips 66	5.875	05/01/42	326,767
125	Phillips 66 Partners LP	4.68	02/15/45	116,501
365	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	400,751
600	Spectra Energy Capital LLC	7.50	09/15/38	728,525
350	Williams Partners LP	6.30	04/15/40	374,757
600	Williams Partners LP/ACMP Finance Corp.	4.875	05/15/23	611,745
700	Woodside Finance Ltd. (Australia)(a)	3.70	09/15/26	685,908
				15,440,701

	Finance (31.6%)
700	ABN Amro Bank N.V. (Netherlands)(a)	4.75	07/28/25	710,891
495	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands)	3.75	05/15/19	505,519
375	Air Lease Corp.	3.375	06/01/21	380,583
375	Alexandria Real Estate Equities, Inc.	3.95	01/15/27	374,109
400	Ally Financial, Inc.	4.25	04/15/21	404,750
550	American Campus Communities Operating Partnership LP	3.75	04/15/23	555,656
450	American International Group, Inc.	4.50	07/16/44	445,470
400	American International Group, Inc.	4.875	06/01/22	437,632
465	American Tower Corp.	3.50	01/31/23	467,040
525	AvalonBay Communities, Inc., Series G	2.95	05/11/26	501,775
1,925	Bank of America Corp., MTN	4.00	04/01/24	1,988,438
935	Bank of America Corp., MTN	4.00	01/22/25	937,773
700	Bank of America Corp., MTN	4.20	08/26/24	714,253
1,775	Bank of America Corp., Series G	3.50	04/19/26	1,754,788
775	BBVA Bancomer SA (Mexico)(a)	6.50	03/10/21	838,550

525	BNP Paribas SA (France)(a)	4.375		05/12/26	518,752
550	Boston Properties LP	3.65		02/01/26	544,174
185	Boston Properties LP	3.80		02/01/24	187,909
825	BPCE SA (France)(a)	5.15		07/21/24	840,003
675	Brixmor Operating Partnership LP	4.125		06/15/26	674,264
280	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17	283,577
600	Brookfield Finance, Inc. (Canada)	4.25		06/02/26	595,442
1,750	Capital One Bank USA NA	3.375		02/15/23	1,735,946
375	Capital One Financial Corp.	2.45		04/24/19	377,578
525	Chubb INA Holdings, Inc.	3.35		05/15/24	535,388
1,975	Citigroup, Inc.	3.70		01/12/26	1,968,571
800	Citigroup, Inc.	4.45		09/29/27	814,403
1,110	Citigroup, Inc.	5.50		09/13/25	1,222,030
220	Citigroup, Inc.	6.675		09/13/43	279,826
475	Citizens Bank NA, MTN	2.55		05/13/21	472,568
385	CNA Financial Corp.	7.35		11/15/19	437,209
750	Cooperatieve Rabobank UA (Netherlands)	3.95		11/09/22	772,543
625	Credit Agricole SA (France)(a)	3.875		04/15/24	648,722
650	Credit Suisse Group Funding Guernsey Ltd. (Switzerland)	4.55		04/17/26	676,351
500	Crown Castle International Corp.	3.40		02/15/21	507,851
475	Crown Castle International Corp.	4.45		02/15/26	492,329
250	CubeSmart LP	3.125		09/01/26	236,093
320	Discover Bank	7.00		04/15/20	355,583
420	Discover Financial Services	3.85		11/21/22	426,956
375	Discover Financial Services	3.95		11/06/24	372,269
138	ERP Operating LP	4.625		12/15/21	150,055
500	Express Scripts Holding Co.	3.50		06/15/24	494,906
450	Extra Space Storage LP (a)	3.125		10/01/35	480,938
375	Federal Realty Investment Trust	3.625		08/01/46	329,976
300	First Republic Bank	2.375		06/17/19	299,674
1,375	Five Corners Funding Trust (a)	4.419		11/15/23	1,455,828
550	General Motors Financial Co., Inc.	4.375		09/25/21	571,129
1,495	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,851,692
350	Goldman Sachs Group, Inc. (The), MTN	4.80		07/08/44	368,854
1,100	Goodman Funding Pty Ltd. (Australia)(a)	6.375		04/15/21	1,244,328
795	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	840,313
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	400,010
440	HSBC Holdings PLC (United Kingdom)	4.25		03/14/24	447,784
180	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	222,637
350	ING Bank N.V. (Netherlands)(a)	5.80		09/25/23	385,116
200	ING Groep N.V. (Netherlands)	6.00	(c)	04/16/20(d)	195,500
425	Intesa Sanpaolo SpA (Italy)	3.875		01/16/18	430,757
450	Intesa Sanpaolo SpA (Italy)(a)	5.71		01/15/26	430,168
600	JPMorgan Chase & Co.	2.95		10/01/26	573,411
1,075	JPMorgan Chase & Co.	4.125		12/15/26	1,099,436
825	LeasePlan Corp. N.V. (Netherlands)(a)	2.875		01/22/19	825,146
325	Liberty Mutual Group, Inc. (a)	4.85		08/01/44	321,719
425	Lincoln National Corp.	7.00		06/15/40	538,301
500	Lloyds Banking Group PLC (United Kingdom)	3.10		07/06/21	507,251
365	Macquarie Bank Ltd. (Australia)(a)	6.625		04/07/21	410,709
200	Massachusetts Mutual Life Insurance Co. (a)	4.50		04/15/65	183,952
150	MetLife, Inc.	5.70		06/15/35	176,813
400	Nationwide Building Society (United Kingdom)(a)	3.90		07/21/25	412,059
750	Nationwide Building Society (United Kingdom)(a)	6.25		02/25/20	835,819
500	PNC Financial Services Group, Inc. (The)	3.90		04/29/24	513,356
850	Protective Life Corp.	7.375		10/15/19	963,346
790	Prudential Financial, Inc.	5.625	(c)	06/15/43	821,600
285	Prudential Financial, Inc., MTN	6.625		12/01/37	363,430
550	Realty Income Corp.	3.25		10/15/22	555,139
250	Realty Income Corp.	4.65		08/01/23	268,401
875	Royal Bank of Scotland Group PLC (United Kingdom)	3.875		09/12/23	841,445

350	Santander UK Group Holdings PLC (United Kingdom)	3.125		01/08/21	350,175
850	Santander UK PLC (United Kingdom)(a)	5.00		11/07/23	867,615
975	Standard Chartered PLC (United Kingdom)(a)	2.10		08/19/19	964,469
450	TD Ameritrade Holding Corp.	3.625		04/01/25	457,313
600	Teva Pharmaceutical Finance Netherlands III BV (Israel)	4.10		10/01/46	516,182
750	Toronto-Dominion Bank (The) (Canada)	3.625	(c)	09/15/31	733,861
475	WEA Finance LLC/Westfield UK & Europe Finance PLC (a)	3.25		10/05/20	483,492
525	Weingarten Realty Investors	3.375		10/15/22	524,174
900	Wells Fargo & Co.	3.00		10/23/26	858,235
					53,560,078

	Industrials (4.4%)
750	Brambles USA, Inc. (Australia)(a)	4.125		10/23/25	764,926
385	Burlington Northern Santa Fe LLC	4.55		09/01/44	410,328
370	CEVA Group PLC (United Kingdom)(a)	7.00		03/01/21	299,700
460	CRH America, Inc. (Ireland)	8.125		07/15/18	503,361
500	FedEx Corp.	3.20		02/01/25	499,909
400	Harris Corp.	4.854		04/27/35	421,520
810	Heathrow Funding Ltd. (United Kingdom)(a)	4.875		07/15/21	865,651
300	Johnson Controls International PLC	3.90		02/14/26	309,582
625	Koninklijke Philips N.V. (Netherlands)	3.75		03/15/22	651,929
1,575	Lockheed Martin Corp.	3.55		01/15/26	1,612,220
340	MasTec, Inc.	4.875		03/15/23	334,050
275	Ryder System, Inc., MTN	2.65		03/02/20	276,819
500	Thermo Fisher Scientific, Inc.	4.15		02/01/24	521,438
					7,471,433

	Technology (1.4%)
500	Citrix Systems, Inc.	0.50		04/15/19	581,250
675	Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a)	8.10		07/15/36	805,064
166	Hanesbrands, Inc. (a)	4.625		05/15/24	161,850
425	Hewlett Packard Enterprise Co.	4.90		10/15/25	438,005
313	Nuance Communications, Inc.	2.75		11/01/31	315,934
					2,302,103

	Utilities (8.2%)
325	Appalachian Power Co.	3.40		06/01/25	329,718
325	Appalachian Power Co.	7.00		04/01/38	429,918
300	Black Hills Corp.	3.15		01/15/27	287,692
295	CMS Energy Corp.	5.05		03/15/22	323,522
170	CMS Energy Corp.	6.25		02/01/20	188,178
400	Duke Energy Corp.	2.10		06/15/18	401,836
450	Duke Energy Corp.	2.65		09/01/26	420,880
370	EDP Finance BV (Portugal)(a)	5.25		01/14/21	391,737
350	Enel Finance International N.V. (Italy)(a)	6.00		10/07/39	392,279
210	Enel SpA (Italy)(a)	8.75	(c)	09/24/73	239,400
325	Entergy Arkansas, Inc.	3.50		04/01/26	331,572
300	Entergy Gulf States Louisiana LLC	6.00		05/01/18	316,688
2,400	Exelon Generation Co., LLC	4.00		10/01/20	2,496,281
381	Fermaca Enterprises S de RL de CV (Mexico)(a)	6.375		03/30/38	377,670
475	Fortis, Inc. (Canada)(a)	2.10		10/04/21	459,608
250	GNL Quintero SA (Chile)(a)	4.634		07/31/29	246,875
150	Monongahela Power Co. (a)	5.40		12/15/43	175,981
350	Oncor Electric Delivery Co., LLC	2.95		04/01/25	347,236
350	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	354,270
500	Public Service Enterprise Group, Inc.	1.60		11/15/19	493,155
540	Puget Energy, Inc.	6.50		12/15/20	609,326
900	Sempra Energy	3.55		06/15/24	912,251
650	Southern Power Co., Series 15B	2.375		06/01/20	645,572
425	Southern Power Co., Series D	1.95		12/15/19	421,737
23	Toledo Edison Co. (The)	7.25		05/01/20	25,464

850	Trans-Allegheny Interstate Line Co. (a)	3.85	06/01/25	862,576
773	TransAlta Corp. (Canada)	4.50	11/15/22	760,630
350	WEC Energy Group, Inc.	3.55	06/15/25	357,328
300	Xcel Energy, Inc.	3.30	06/01/25	300,601
				13,899,981
	Total Corporate Bonds (Cost $158,275,116)			160,441,106

	Asset-Backed Securities (1.2%)
	CVS Pass-Through Trust
1,047		6.036	12/10/28	1,175,752
684	(a)	8.353	07/10/31	882,619
	Total Asset-Backed Securities (Cost $1,741,698)			2,058,371

	Variable Rate Senior Loan Interests (0.6%)
	Basic Materials (0.2%)
260	FMG Resources Pty Ltd., Term B (Australia)	3.75	06/30/19	261,259

	Consumer, Cyclical (0.2%)
371	Navistar International Corp., Term B	6.50	08/17/17	376,448

	Industrials (0.2%)
414	Gates Global, Inc., Term B	4.25	07/05/21	414,469
	Total Variable Rate Senior Loan Interests (Cost $1,011,006)			1,052,176

	Short-Term Investment (0.9%)
	U.S. Treasury Security
1,505	U.S. Treasury Bill (e)(f) (Cost $1,503,629)	0.406	03/23/17	1,503,370

	Total Investments (Cost $162,531,449) (g)(h)(i)		97.3%	165,055,023
	Other Assets in Excess of Liabilities		2.7	4,555,571
	Net Assets		100.0%	$169,610,594

MTN	Medium Term Note.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2016.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2016.

(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(f)	Rate shown is the yield to maturity at December 31, 2016.
(g)	Securities are available for collateral in connection with open futures contracts and swap agreements.
(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2016, the Fund did not engage in any cross-trade transactions.

(i)

At December 31, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,011,871 and the aggregate gross unrealized depreciation is $2,488,297 resulting in net unrealized appreciation of $2,523,574.

Futures Contracts Open at December 31, 2016:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
145	Long	U.S. Treasury 5 yr. Note, Mar-17	$17,061,289	$(15,375)
29	Long	U.S. Treasury Long Bond, Mar-17	4,369,031	14,367
20	Long	U.S. Treasury 2 yr. Note, Mar-17	4,333,750	(2,188)
3	Long	U.S. Treasury Ultra Bond, Mar-17	480,750	6,844
19	Short	U.S. Treasury 10 yr. Ultra Long Bond, Mar-17	(2,547,187)	(19,672)
86	Short	U.S. Treasury 10 yr. Note, Mar-17	(10,688,188)	18,930
		Net Unrealized Appreciation		$2,906

Credit Default Swap Agreements Open at December 31, 2016:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED DEPRECIATION	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$795	1.00%	3/20/19	$(29,710)	$15,258	$(14,452)	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.HY.27	Buy	1,375	5.00	12/20/21	(29,940)	(57,284)	(87,224)	NR
Total Credit Default Swaps		$2,170			$(59,650)	$(42,026)	$(101,676)

Interest Rate Swap Agreements Open at December 31, 2016:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co., LLC*	$4,250	3 Month LIBOR	Receive	1.86%	12/08/21	$17,204
Morgan Stanley & Co., LLC*	2,300	3 Month LIBOR	Receive	2.28	12/08/26	10,830
Morgan Stanley & Co., LLC*	6,674	3 Month LIBOR	Receive	2.48	12/21/26	(81,480)
		Net Unrealized Depreciation				$(53,446)

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR	Not rated.
LIBOR	London Interbank Offered Rate.

Morgan Stanley Income Securities Inc.

Summary of Investments • December 31, 2016 (unaudited)

PORTFOLIO COMPOSITION as of 12/31/16	Percentage of Total Investments
Corporate Bonds	97.2%
Asset-Backed Securities	1.3
Short-Term Investment	0.9
Variable Rate Senior Loan Interests	0.6
	100.0	%**

**

Does not include open long/short futures contracts with an underlying face amount of $39,480,195 with net unrealized appreciation of $2,906. Does not include open swap agreements with net unrealized depreciation of $113,096.

Morgan Stanley Income Securities Inc.

Notes to Portfolio of Investments • December 31, 2016 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (4) unlisted options and swaps are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer.  Unlisted options and swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. and (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”).

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$160,441,106	$—	$160,441,106
Asset-Backed Securities	—	2,058,371	—	2,058,371
Variable Rate Senior Loan Interests	—	1,052,176	—	1,052,176
Total Fixed Income Securities	—	163,551,653	—	163,551,653
Short-Term Investment
U.S. Treasury Security	—	1,503,370	—	1,503,370
Futures Contracts	40,141	—	—	40,141
Interest Rate Swap Agreements	—	28,034	—	28,034
Total Assets	40,141	165,083,057	—	165,123,198
Liabilities:
Futures Contracts	(37,235)	—	—	(37,235)
Credit Default Swap Agreements	—	(59,650)	—	(59,650)
Interest Rate Swap Agreement	—	(81,480)	—	(81,480)
Total Liabilities	(37,235)	(141,130)	—	(178,365)
Total	$2,906	$164,941,927	$—	$164,944,833

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2016, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 16, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 16, 2017